Restructuring Actions - Roll Forward (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Restructuring Reserve [Roll Forward]
Expenses incurred	$ 114
Non-cash changes	(24)
Cash payments	(27)
Restructuring action balances, Ending Balance	63
Employee-Related
Restructuring Reserve [Roll Forward]
Expenses incurred	98
Non-cash changes	(8)
Cash payments	(27)
Restructuring action balances, Ending Balance	63
Asset-Related
Restructuring Reserve [Roll Forward]
Expenses incurred	16
Non-cash changes	$ (16)